Employee benefits - Pension and other post-employment benefits - Analysis of Movement in Financial Position Related to Pension and Other Post-employment Benefit Plans (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Payments	$ 601
Defined benefit pension plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,218
Opening Fair value of plan assets at beginning of period	13,564
Closing Benefit obligation at end of period	15,517	$ 13,218
Closing fair value of plan assets at end of period	14,785	13,564
Defined benefit pension plans [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	13,564	13,573
Interest income expense	532	476
Remeasurements: Return on plan assets (excluding interest income)	910	(268)
Change in foreign currency exchange rate	9	(10)
Contributions - Employer	339	409
Contributions - Plan participant	48	49
Payments	(601)	(586)
Payments - amount paid in respect of any settlements		(64)
Other	(16)	(15)
Closing fair value of plan assets at end of period	14,785	13,564
Defined benefit pension plans [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,218	14,005
Current service costs	297	359
Past service costs	1	(13)
Gains and losses on settlements		13
Interest income expense	510	484
Remeasurements: Actuarial losses (gains) from demographic assumptions	(4)	(164)
Remeasurements: Actuarial losses (gains) from financial assumptions	1,977	(828)
Remeasurements: Actuarial losses (gains) from experience adjustments	59	(22)
Change in foreign currency exchange rate	12	(15)
Contributions - Plan participant	48	49
Payments	(601)	(586)
Payments - amount paid in respect of any settlements		(64)
Closing Benefit obligation at end of period	15,517	13,218
Defined benefit pension plans [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	27
Closing Benefit obligation at end of period	29	27
Defined benefit pension plans [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	13,191
Closing Benefit obligation at end of period	15,488	13,191
Other post employment benefit [member] | Change in fair value of plan assets [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Fair value of plan assets at beginning of period	1	1
Contributions - Employer	72	65
Contributions - Plan participant	18	19
Payments	(90)	(84)
Closing fair value of plan assets at end of period	1	1
Other post employment benefit [member] | Change in present value of benefit obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,622	1,845
Current service costs	39	34
Past service costs		(25)
Interest income expense	65	66
Remeasurements: Actuarial losses (gains) from demographic assumptions	(7)	(66)
Remeasurements: Actuarial losses (gains) from financial assumptions	196	(140)
Remeasurements: Actuarial losses (gains) from experience adjustments	(23)	(32)
Change in foreign currency exchange rate	0	5
Contributions - Plan participant	18	19
Payments	(90)	(84)
Closing Benefit obligation at end of period	1,820	1,622
Other post employment benefit [member] | Unfunded Obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	1,481
Closing Benefit obligation at end of period	1,671	1,481
Other post employment benefit [member] | Wholly or partly funded obligation [member]
Disclosure of net defined benefit liability (asset) [line items]
Opening Benefit obligation at beginning of period	141
Closing Benefit obligation at end of period	$ 149	$ 141